Schedule of Revenue by Geographic Area (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Total revenue	$ 2,736	$ 2,537	$ 7,254	$ 7,196	$ 9,736	$ 7,192
UNITED STATES
Segment Reporting Information [Line Items]
Total revenue	2,728	2,534	7,215	7,193
ISRAEL
Segment Reporting Information [Line Items]
Total revenue	8	3	25	3
FRANCE
Segment Reporting Information [Line Items]
Total revenue			$ 14